Financial instruments and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Instruments and Fair Value Measurements

		Fair Value at December 31, 2018
	Total	Level 1	Level 2	Level 3

Money market funds (a)	$315,808	$315,808	$-	$-
Marketable securities (a)	5,566	5,566	-	-
Trade receivables (b)	10,936	-	10,936	-
	$332,310	$321,374	$10,936	$-

		Fair Value at December 31, 2017
	Total	Level 1	Level 2	Level 3

Money market funds (a)	$272,928	$272,928	$-	$-
Marketable securities (a)	8,441	8,441	-	-
Trade receivables (b)	13,695	-	13,695	-
	$295,064	$281,369	$13,695	$-

(a)	The Company’s money market funds and marketable securities are classified within level 1 of the fair value hierarchy as they are valued using quoted market prices in active markets.

(b)	Trade receivables from provisionally priced concentrate sales are included in level 2 of the fair value hierarchy as the basis of valuation uses quoted commodity prices.